Trade and other receivables (Details) - CAD ($)	Feb. 29, 2024	Aug. 31, 2023
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 40,732	$ 59,364
Sales taxes receivable	184,308	159,114
R&D tax credit receivable	143,500	143,500
Other receivables	8,163	188,858
Total trade and other current receivables	376,703	550,836
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 40,732	$ 59,364